Investment in Related Party	12 Months Ended
Dec. 31, 2024
Investment in Related Party [Abstract]
INVESTMENT IN RELATED PARTY

19. INVESTMENT IN RELATED PARTY

	Year ended December 31,
Group	2024	2023
	$000	$000
Investment in Accustem Sciences Inc	837	1,806
Movement in fair value	(238)	(969)
	599	837

The share price of Accustem as of December 31, 2024 was $0.45, which has resulted in the recognition of a fair value loss of $238k. This has been measured using the Level 1per IFRS 13 fair value hierarchy. Accustem Sciences Inc is listed on the OTC markets and is run by a separate management team which is independent of the Tiziana management team. Tiziana is therefore not able to assert significant influence over Accustem Sciences Inc.

Group	2024	2023
	$000	$000
Investment in Okyo Pharma Ltd	3,717	3,150
Additional shares issued	795	-
Movement in fair value	(1,522)	567
	2,990	3,717

The Group converted a loan into 2.1m shares of Okyo Pharma Ltd. on October 23, 2023. The group a received an additional 500k shares in lieu of interest on July 14, 2024 which is a total 8.86% ownership. The share price of Okyo Pharma Ltd as of December 31, 2024 was $1.15, which has resulted in the recognition of a fair value loss of $727k. This has been measured using the Level 1 per IFRS 13 fair value hierarchy. Okyo Pharma Ltd is listed on the NASDAQ stock exchange and is run by a separate management team which is independent of the Tiziana management team. Tiziana is therefore not able to assert significant influence over Okyo Pharma Ltd.